Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
Schedule of relationships with related parties who had transactions
Name of Related Party	Relationship to the Company
Mr. Mei Kanayama	Representative director, director, and controlling shareholder
Seihinkokusai Co., Ltd. (“Seihinkokusai”)	An entity of which Mr. Kanayama’s wife is a director and the representative director
Takuetsu Kokusai Co., Ltd.	The entity’s representative director is Mr. Kanayama’s wife.
Shintai Co., Ltd.	The entity’s representative director is Mr. Kanayama’s wife.
Palpito	An equity investment entity of the Company
All Seas Global Limited	The entity’s representative director is Mr. Kanayama.
Tokushin G.K.	A shareholder of the Company.
YST (HK) Limited	An entity controlled by Mr. Kanayama, which was subsequently dissolved on January 14, 2022

Schedule of accounts receivable, net - related parties
Name	March 31, 2023	March 31, 2022

Seihinkokusai	$266,523	$345
Palpito	35,106	-
Tokushin G.K.	2,118	-
Shintai Co., Ltd.	24,060	250
Subtotal	327,807	595
Less: allowance for doubtful accounts	-	-
Total accounts receivable, net–- related parties	$327,807	$595

Schedule of due from related parties
Name	March 31, 2023	March 31, 2022

Palpito	$-	$1,717
Seihinkokusai (1)	443,664	691,278
All Seas Global Limited	-	1,433
Shintai Co., Ltd.	903	-
Total due from related parties	$444,567	$694,428
(1)

The amount due from Seihinkokusai mainly includes: 1) The Company rents a storefront from Seihinkokusai. Pursuant to the rent agreement, the Company paid ¥50 million ($375,950) as a rental security deposit to this related party. During the fiscal year ended year ended March 31, 2023, Seihinkokusai refunded ¥40 million ($300,760) to the Company for its working capital needs; 2) The Company also rents an office space from Seihinkokusai. Pursuant to the rent agreement, the Company paid ¥14 million ($105,266) as a rental security deposit to this related party; 3) In addition, the Company obtained the operating rights of Seihinkokusai’s online stores on domestic e-commerce marketplaces and use them as the Company’s own online stores to sell its products. Pursuant to an EC Site Operation Business Assignment Agreement dated January 31, 2020, the Company paid ¥20 million ($150,380) as an operating security deposit to Seihinkokusai; the Company also needs to pay transaction commission of 1% based on its sales amount and the transaction commission was immaterial during the fiscal years ended March 31, 2022 and 2021. The agreement is valid for one year, and is automatically renewed yearly unless the parties indicate otherwise in writing. The amount due from Seihinkokusai will be collected back when the agreement expires or is terminated; and 4) compensation receivable for consumption tax amounted to $109,144 (See Note 6).

Schedule of accounts payable - related parties
Name	March 31, 2023	March 31, 2022

Seihinkokusai	$-	$34,043
Palpito	-	98,004
Total accounts payable–- related parties	$-	$132,047

Schedule of due to related parties
Name	March 31, 2023	March 31, 2022

Mr. Mei Kanayama	$63,916	$170,397
Seihinkokusai	233,643	23,444
Total due to related parties	$297,559	$193,841

Schedule of sales to related parties
	For the Fiscal Years Ended March 31,
Name	2023	2022	2021

Seihinkokusai	$642,018	$22,092	$8,246
Shintai Co., Ltd.	113,559	1,347	657
Palpito	87,200	83,290	-
Tokushin G.K.	4,950	-	-
Takuetsu Kokusai Co., Ltd.	259	6,507	-
YST (HK) Limited	-	130,523	153,129
Total revenue from related parties	$847,986	$243,759	$162,032

Schedule of purchase from related parties
	For the Fiscal Years Ended March 31,
Name	2023	2022	2021

Seihinkokusai	$125,496	$401,341	$667,156
Palpito	77,020	122,520	37,677
YST (HK) Limited	-	13,885	139,925
Total purchase from related parties	$202,516	$537,746	$844,758